SHARE BASED PAYMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options granted	range of five to ten year terms and vest over two years.
Description of vesting requirements	The RSUs are redeemable over a three year vesting period, with the 1/3 of the grant vesting on the first, second and third years from the date of grant.